Income Taxes (Details) 10-Q - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Tax expense	$ 0	$ 0	$ 0
Interest and penalties related to income taxes	$ 0	$ 0